JACKSON VARIABLE SERIES TRUST
1 Corporate Way, Lansing, MI 48951
(517) 381-5500

October 5, 2016

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Jackson Variable Series Trust
File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 19, 2016, filed pursuant to Rule 497(e), for the JNL/BlackRock Global Long Short Credit Fund, the Eaton Vance Global Macro Absolute Return Advantage Fund, and the JNL/Nicholas Convertible Arbitrage Fund, which are funds of the above-mentioned Trust.

If you have any questions concerning this filing, please contact me at 517-367-4336.

Very truly yours,

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer & Secretary

enc.